Expense Example - Leverage Shares 2X Long World Stock Daily ETF - Leverage Shares 2X Long World Stock Daily ETF	Feb. 04, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	$ 242